    As filed with the Securities and Exchange Commission on January 20, 1998
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------

                                    FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 32                                              [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 34                                                             [X]


                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000


                             Tom D. Seip, President

                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

         Martin E. Lybecker, Esq.                Frances Cole, Esq.
         Ropes & Gray                            Charles Schwab Investment Management, Inc.
         1301 K Street, NW, Suite 800 East       101 Montgomery Street
         Washington, D.C.  20005                 San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):
         / /  Immediately upon filing pursuant to paragraph (b)

         /X/  On January 20, 1998 pursuant to paragraph (b)

         / /  60 days after filing pursuant to paragraph (a)(1)
         / /  On (date) pursuant to paragraph (a)(1)

         / /  75 days after filing pursuant to paragraph (a)(2)

         / / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

         / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A



                       THE CHARLES SCHWAB FAMILY OF FUNDS



         The information required by Items 1 through 9 for Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares, Schwab New York Municipal Money Fund-Value Advantage Shares and Schwab Value Advantage Money Fund-Investor Shares, separate portfolios of Registrant, are hereby incorporated by reference to the Prospectuses for these Portfolios filed with the Securities and Exchange Commission pursuant to Rule 497(j) on May 6, 1997.



         The information required by Items 1 through 9 for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund - Sweep Shares and Schwab Value Advantage Money Fund - Sweep Shares, separate portfolios of Registrant, are hereby incorporated by reference to the Prospectuses for these Portfolios filed with the Securities and Exchange Commission pursuant to Rule 497(e) on October 17, 1997, dated April 30, 1997, as amended on October 17, 1997.



         The information required by Items 1 through 9 for Schwab Government Cash Reserves Fund is hereby incorporated by reference to the Prospectus for this Portfolio filed with the Securities and Exchange Commission pursuant to Rule 485(b) on October 20, 1997.



         The information required by Items 1 through 9 for Schwab Florida Municipal Money Fund is hereby incorporated by reference to the Prospectus for this Portfolio filed with the Securities and Exchange Commission pursuant to Rule 485(a) on December 3, 1997.

                                     PART A
                              CROSS REFERENCE SHEET

                                   PROSPECTUS

                     Schwab New Jersey Municipal Money Fund
                    Schwab Pennsylvania Municipal Money Fund


PART A ITEM                                         PROSPECTUS CAPTION

1.  Cover Page                                      Cover Page

2.  Synopsis                                        Key Features; Expenses;

3.  Condensed Financial Information                 Not applicable

4.  General Description of Registrant               Organization & Management;
                                                    Investment Objective,
                                                    Policies & Risks

5.  Management of the Fund                          Organization & Management

5A. Management's Discussion of Fund Performance     Not applicable

6.  Capital Stock and Other Securities              Organization & Management;
                                                    Investing in Shares

7.  Purchase of Securities Being Offered            Investing in Shares

8.  Redemption or Repurchase                        Investing in Shares

9.  Pending Legal Proceedings                       Not applicable

                               TABLE OF CONTENTS


                                      PAGE
                                      ----
KEY FEATURES.........................   2
EXPENSES.............................   3
PERFORMANCE..........................   4
ORGANIZATION & MANAGEMENT............   5
INVESTMENT OBJECTIVES, POLICIES &
  RISKS..............................   6
INVESTING IN SHARES..................   9


The Prospectus provides concise information that you should know before investing. Retain it for future reference.

The Statement of Additional Information (SAI), dated January 20, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (1-800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, CA 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               SCHWAB NEW JERSEY
                              MUNICIPAL MONEY FUND

                              SCHWAB PENNSYLVANIA
                              MUNICIPAL MONEY FUND

                                  SWEEP SHARES

                                   PROSPECTUS
                                JANUARY 20, 1998

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND (NJ Fund) seeks income exempt from federal and New Jersey state personal income taxes consistent with liquidity and stability of capital.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND (PA Fund) seeks income exempt from federal and Pennsylvania state personal income taxes consistent with liquidity and stability of capital.

Each Fund intends to invest in municipal money market securities of a single state, and may invest a significant percentage of its assets in the securities of a single issuer. Therefore, each Fund may be riskier than other types of money market funds.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.00.

KEY FEATURES


MATCHING THE FUNDS TO YOUR INVESTMENT NEEDS: Each Fund seeks tax-exempt income while preserving the value of your investment and, therefore, may be appropriate for a variety of investment programs. However, an investment in either Fund is not a substitute for building an investment portfolio tailored to your specific investment needs and risk tolerance.



The Funds are designed to provide income exempt from federal and either New Jersey or Pennsylvania personal income taxes. The Funds are not appropriate for investors who would not benefit from the tax-exempt character of each Fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.



SWEEP FEATURE: Each Fund may provide automatic investment ("sweep") of the cash balance in your Schwab account. Also, shares of a Fund may be automatically redeemed to cover any negative cash balance in your Schwab account. The Funds are suitable for investors who wish to have the cash balance in their Schwab account invested automatically in a municipal money market fund.



GOALS: Each Fund seeks tax-exempt income, while maintaining a stable share price of $1.00. There is no guarantee that the Funds will achieve their goals.



STRATEGY: The Funds invest in high-quality, short-term municipal money market securities of a single state.


Each Fund is a non-diversified mutual fund.


RISKS: Because each Fund invests substantially in municipal money market securities of a single state, the performance of each Fund may be especially affected by that state's economic conditions and political developments, as well as the ability of issuers to meet their obligations.



MANAGEMENT: Charles Schwab Investment Management, Inc. (the Investment Manager) currently provides investment management services to the SchwabFunds(R), a family of 31 mutual funds with over $55 billion in assets as of November 30, 1997.



SHAREHOLDER SERVICE: Charles Schwab & Co., Inc. (Schwab) provides professional representatives 24 hours a day at 1-800-435-4000 to service your accounts. Read the "Investing in Shares" section of the prospectus for information on how to buy, sell and exchange shares of a Fund.



LOW-COST INVESTING: The Investment Manager and Schwab have voluntarily guaranteed that, through at least February 28, 1999, total operating expenses of each Fund will not exceed 0.65% of each Fund's daily net assets.

EXPENSES


ANNUAL OPERATING EXPENSES are paid by the Funds. These expenses include management fees paid to the Investment Manager, and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the dividends paid to shareholders. As a shareholder, you are not charged any of these fees directly.



The annual operating expenses stated below are based on estimated other expenses and are stated as a percentage of average daily net assets of each Fund.



                                         NJ      PA
                                        FUND    FUND
                                       ------  ------
Management fee (after reduction)       0.06%   0.06%
12b-1 fees                             NONE    NONE
Other expenses (after reduction)       0.59%   0.59%
                                       ------  ------
TOTAL OPERATING EXPENSES (AFTER
  REDUCTION)                           0.65%   0.65%


EXAMPLE. If each Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.


1 YEAR     3 YEARS
------     -------
 $7         $21


THE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


The Investment Manager and Schwab have voluntarily agreed to guarantee, at least through February 28, 1999, that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Fund will not exceed 0.65% of its average daily net assets. If these guarantees were not in effect, the management fee, other expenses and total operating expenses of each Fund would be 0.46%, 0.59% and 1.05% of its average daily net assets. Read the "Organization & Management" section of the prospectus for more information on expenses.

PERFORMANCE

Typically, money market funds report performance in terms of total return or yield.

TOTAL RETURN is the actual return of an investment, assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.

YIELD is the actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a year). For example, a seven-day yield measures the income earned on an investment over a seven-day period, annualizes it and expresses that income as a percentage of the original investment.

An effective yield is calculated similarly, but income earned is assumed to be reinvested. Because of this compounding effect, effective yields are generally higher. Because money market funds seek to maintain a stable share price of $1.00, seven-day yields are the most common method of measuring performance.

TAXABLE EQUIVALENT YIELD shows the yield that a taxable investment would have to generate in order to equal a tax-free yield. A taxable equivalent effective yield is calculated similarly, except that the effective yield is used in the calculation.


Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year.

ORGANIZATION & MANAGEMENT

THE FUNDS ARE NON-DIVERSIFIED MUTUAL FUNDS. Each Fund is a series of The Charles Schwab Family of Funds (the Trust).


THE FUNDS ARE OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Funds' activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Funds' shareholders.



THE FUNDS MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



THE FUNDS ARE MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Funds' day-to-day business affairs, including picking the Funds' investments. The Investment Manager, however, is subject to the overall authority of the Board of Trustees.



For the services performed under its contract with each Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.46% of each Fund's average daily net assets not in excess of $1 billion, 0.41% of such assets over $1 billion but not in excess of $2 billion, and 0.40% of such assets over $2 billion.



SCHWAB IS THE FUNDS' SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the Funds' prospectuses, financial reports and other informational literature. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.


For the services performed as transfer agent under its contract with each Fund, Schwab is entitled to receive an annual fee from each Fund, payable monthly in the amount of 0.25% of each Fund's average daily net assets. For the services performed as shareholder services agent under its contract with each Fund, Schwab is entitled to receive an annual fee from each Fund, payable monthly in the amount of 0.20% of the average daily net assets of each Fund.


THE FUNDS PAY OTHER EXPENSES. These expenses are typically connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.


The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISKS

INVESTMENT OBJECTIVES
NJ FUND seeks to provide maximum current income exempt from federal and New Jersey state personal income taxes consistent with liquidity and stability of capital.

PA FUND seeks to provide maximum current income exempt from federal and Pennsylvania state personal income taxes consistent with liquidity and stability of capital.

Each Fund's investment objective may be changed only by vote of a majority of its shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.

INVESTMENT STRATEGIES
NJ FUND seeks to achieve its investment objective by investing in New Jersey municipal money market securities.

PA FUND seeks to achieve its investment objective by investing in Pennsylvania municipal money market securities.

The Funds seek to maintain a stable share price of $1.00, although there is no guarantee that they will be able to continue to do so. The Funds follow regulations set forth by the SEC that dictate the quality, maturity and diversification of a Fund's investments. These requirements are designed to help the Funds maintain a stable share price of $1.00.

The Funds earn tax-exempt income at current money market rates and their yields will fluctuate from day to day. The Funds emphasize capital preservation, so they will not provide the higher yield or capital appreciation that a more aggressive mutual fund or other investment may provide.

INVESTMENT RISKS

In general, the longer the maturity, the more sensitive the security will be to interest rate changes. While these securities, as well as securities with more credit risk, may provide higher yields, they also pose more risks, and could result in losses to a Fund and a possible change in share price. The Funds may purchase only high-quality, short-term debt securities that the Investment Manager believes present minimal credit risk.


Because each Fund intends to invest substantially in the municipal money market securities of a single state, its performance and, possibly, its share price may be affected by the economic and political conditions within that state. An investment in either Fund poses additional risk considerations not present in municipal money market funds that do not invest substantially in the securities of a single state.

PRINCIPAL SECURITIES AND

INVESTMENT TECHNIQUES


MUNICIPAL MONEY MARKET SECURITIES are high-quality, short-term securities (money market securities) issued by or on behalf of a state, including its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities. These securities are issued to raise money for various public purposes or private activities, such as general financing for state and local governments or financing for specific projects or facilities. Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically, personal income tax of a state or locality.



Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, notes and leases. The maturity date or price of and financial assets collateralizing a municipal security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.


The value of municipal securities may be affected by legislation or litigation involving the taxation of municipal securities or the rights of holders of municipal securities. In addition, some municipal securities involve private entities, and the value of these securities could be affected by the credit quality of the private entity and possibly by the circumstances affecting the project.

Restriction: Each Fund will normally invest at least 80% of its total assets in municipal money market securities. This policy may be changed only by shareholders. In addition, each Fund may invest more than 25% in municipal securities financing similar projects.


NEW JERSEY/PENNSYLVANIA MUNICIPAL MONEY MARKET SECURITIES are municipal money market securities issued by or on behalf of either the state of New Jersey or the Commonwealth of Pennsylvania, or either state's counties, municipalities, authorities or other subdivisions. These securities are subject to the same general risks associated with other municipal money market securities, although their values will be particularly affected by economic, political, geographic and demographic conditions and developments within either New Jersey or Pennsylvania. Additionally, like all securities, the value of municipal money market securities, including those of New Jersey or Pennsylvania issuers, may be affected by any change in the perceived ability of issuers to meet their obligations.



Restriction: The NJ Fund will normally invest at least 65% of its total assets in municipal money market securities of New Jersey issuers. The PA Fund will normally invest at least 65% of its total assets in municipal money market securities of Pennsylvania issuers.



CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities, as well as moral obligations, which are sometimes issued with municipal money market securities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a Fund, and affect its share price. In addition, credit and liquidity supports provided by foreign entities may involve more risks because of the possibility of adverse foreign economic, political and legal developments.


VARIABLE AND FLOATING RATE SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.


PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a Fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments and demand features are types of puts.


ILLIQUID SECURITIES are securities that are not actively traded or are subject to legal restrictions and, therefore, are difficult to sell quickly or without losses.

Restriction: Each Fund will not invest more than 10% of its net assets in illiquid securities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased at a specified price & yield, but delivered to the buyer at a later than customary date. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.


SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased by a Fund. These investments will cause a Fund to bear duplicative fees for certain services.

The Funds also may employ the policies described below.


BORROWING money is a form of leveraging if a Fund continues to make investments while borrowings remain outstanding. Borrowing subjects the Funds to interest costs that may exceed the interest received on the securities purchased with the borrowed funds.



Restriction: Each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that neither Fund will purchase securities while borrowings represent more than 5% of its total assets.


LENDING securities may earn income for a Fund, but also could result in losses, and possibly affect its share price.

TEMPORARY INVESTMENTS in U.S. Government securities, money market securities or other taxable securities, and repurchase agreements for all of these securities may be made by each Fund as a defensive measure or under abnormal market conditions.

INVESTING IN SHARES

BUSINESS DAYS

The Funds are open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 1998: New Year's Day, Martin Luther King's Birthday (observed), President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans Day, Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the Funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received on that day.


NET ASSET VALUE
The price of each share of a Fund is its net asset value per share (NAV). NAV is determined each business day, first at 10 a.m. Eastern time, then again at the close of the NYSE, generally 4 p.m. Eastern time. NAV is calculated by adding the value of a Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares.


Investment holdings are valued on the basis of amortized cost, which means that a Fund's securities are valued at cost, plus or minus any premium or discount that has accrued since purchase. The amortized cost method is designed for money market funds, which seek to maintain a stable share price, and most money market funds use this method to calculate NAV.


HOW TO BUY, SELL OR EXCHANGE SHARES
Schwab is soliciting subscriptions for shares of each Fund during an initial offering period, currently scheduled to end January 29, 1998, subject to extension by each Fund and Schwab. Each Fund is scheduled to commence operations and continuously offer its shares immediately following the settlement of the subscription offering.


Shares may be purchased, sold or exchanged through an account at Schwab or any other entity designated by Schwab. The following information on how to buy, sell and exchange shares is for transactions through a Schwab account. Shares are purchased or sold at the NAV next determined after your purchase, redemption or exchange order is received in good order.



AUTOMATIC INVESTMENT. When opening a Schwab One(R) account, investors with combined household accounts at Schwab of at least $10,000 may choose a Fund as their primary fund, and free credit balances in their Schwab One account will be invested automatically in shares of the Fund according to the terms and conditions of the account agreement. Shares will be sold as necessary to settle any negative cash balance in the Schwab One account. Existing Schwab accounts with primary funds previously selected will not be subject to the $10,000 household minimum requirement in order to maintain or change their primary fund.

DIRECT PURCHASE. Shares of a Fund may be bought (even if it is not a primary fund) in several ways. The minimum initial investment through direct purchase is $1,000. Subsequent direct purchases must be in amounts of at least $100.



-  BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users). Telephone orders received in good order after the close of the NYSE but prior to 8 p.m. Eastern time will be executed at the NAV next determined for the Fund. However, telephone orders received in good order after 8 p.m. Eastern time but prior to 10 a.m. Eastern time will be executed at the Fund's second NAV calculation.



-  BY MAIL. Write to the Funds at 101 Montgomery Street, San Francisco, CA
   94104.



-  BY WIRE. Call 1-800-435-4000 for wire instructions.


Please provide the following information:


-  your name and Schwab account number;



-  the name of the Fund;



-  the dollar amount you would like to purchase, sell or exchange;



-  for initial purchases only, one of the two distribution choices below:



   AUTOMATIC REINVESTMENT. All distributions will be reinvested in shares of the Fund you are purchasing. If you do not choose an option, this option will be assigned to you; or


   CASH OPTION. All distributions will be paid to your Schwab account and, if requested, mailed to you the next business day;



- for exchanges, the name of the Fund and class, if applicable, into which you want to exchange shares and the distribution option you select;



- if selling or exchanging by mail, a signature of at least one of the persons named on your Schwab account.


PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUNDS:


- redemption and exchange request by mail are irrevocable and, once mailed, may not be modified or canceled;


- payment for redeemed shares will be made to your Schwab account within 7 days;


-  a check may be mailed to you upon request;


- if you bought your shares by check, a check will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;


- depending on the type of Schwab account you have, your money may earn interest during any holding period;


- you may exchange your shares for shares of other SchwabFunds, provided you meet the Fund's minimum investment or other requirements;


- the Funds and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification;

- an exchange of a Fund's shares for shares of other SchwabFunds will be treated as a taxable event for federal income tax purposes; and


- the Funds may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC or as otherwise permitted by the SEC.


- Each Fund requires a minimum balance of $100. Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet a Fund's minimum balance requirements. You will be given 30 days' notice prior to redemption to increase your holdings to the required minimum balance.


OPENING A SCHWAB ACCOUNT

Schwab was established in 1971 and is one of America's largest discount brokers. Schwab helps over 4.1 million customers make investment decisions by offering low-cost brokerage services and providing financial products and information. Visit one of Schwab's 277 branch offices or Schwab's web site (http://www.schwab.com) for information on investment products and services.


Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.


Using a Schwab account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides account protection of up to $500,000 for the securities held in a Schwab account, including shares of the Funds. It is important to remember that SIPC account protection does not protect against losses due to market or economic conditions.



Schwab One(R) accounts are available with a new minimum initial investment of $2,500. A monthly fee of $5.00 will be charged to Schwab One accounts that fall below a $5,000 minimum balance, unless there have been at least two commissionable trades within the previous twelve months.



Existing Schwab accounts (no longer available for opening) require a $1,000 minimum account balance ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab accounts that fall below this minimum for three consecutive months in a quarter. The fee, if applicable, will be charged at the end of each quarter, but will be waived if there has been at least one commissionable trade within the previous six months, or if the investor's combined Schwab accounts equal $10,000 or more.



The account fees for Schwab and Schwab One accounts will be replaced with a calendar quarter account fee of $15, effective April 1, 1998. However, this fee will not be charged if the combined balances of your household's accounts at Schwab exceed $25,000 at the end of any month in that quarter, you have one commissionable trade in that or the preceding quarter or you have two or more commissionable trades during the last four quarters. If you have more than one account at Schwab, you will be charged only one quarterly fee.


Deposits to your Schwab account may be made by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.

Monies received by Schwab before 4 p.m. Eastern time will be available for investment that day. Monies received by Schwab after 4 p.m. Eastern time will be available for investment the next business day.

Contact Schwab for instructions and any applicable fees if you would like to wire money from your Schwab account.

DIVIDENDS & TAXES
Each business day, a Fund's net investment income is determined as of the close of the NYSE as a dividend to shareholders of record as of the previous NAV calculation. Net investment income is calculated by subtracting its expenses from the income earned on its investments that day. Dividends are declared each business day based on the net investment income determined and are paid on the 15th of each month, if it is a business day, except in December when dividends are paid on the last business day of the month. If the 15th is not a business day, dividends are paid on the next business day.

The following is only a brief summary of some of the federal and state income tax consequences that may affect each Fund and its shareholders. You should consider the tax implications of investing in a Fund, and consult with your own tax advisor.

Each Fund will distribute its net investment income and capital gains, if any, to shareholders each year. Dividends derived from exempt-interest income will be exempt from federal income tax when distributed to shareholders. In addition, dividends paid by the Funds are expected to be exempt from either New Jersey or Pennsylvania personal income tax. Some distributions received by shareholders may be subject to federal or state and/or local income taxes.

The interest from some municipal money market securities is subject to the federal alternative minimum tax. Each Fund may invest all of its assets in these securities. Shareholders subject to federal alternative minimum tax must take this interest into account when computing their federal alternative minimum tax liability.

Shareholders receive a record of all distributions by the Funds, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, each Fund notifies shareholders of the tax treatment of all distributions made that year.

GENERAL INFORMATION
As long as the Funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include:

- requiring a form of personal identification before acting upon any telephone order;


-  providing written confirmation of telephone orders; and


-  tape-recording all telephone orders.


It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Funds.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing a Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to the Funds and request that your mailings not be consolidated.


Each Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change or waive minimum investment requirements or withdraw or suspend any part of the offering made by this prospectus.

---------------------------------------------------

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.
---------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.
---------------------------------------------------

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

Schwab NEW JERSEY
Municipal Money Fund
         &
Schwab PENNSYLVANIA
Municipal Money Fund

PROSPECTUS January 20, 1998

=================================


[SCHWAB FUNDS LOGO]
101 Montgomery Street
San Francisco, CA 94104


MKT3376(1/96) Printed on recycled paper.


[SCHWAB FUNDS LOGO]

                                     PART B


                       THE CHARLES SCHWAB FAMILY OF FUNDS



         The information required by Items 10 through 23 for Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund-Value Advantage Shares and Schwab Value Advantage Money Fund-Investor Shares, separate portfolios of Registrant, are hereby incorporated by reference to the Prospectuses for these Portfolios filed with the Securities and Exchange Commission pursuant to Rule 497(j) on May 6, 1997.



         The information required by Items 10 through 23 for Schwab Government Cash Reserves Fund is hereby incorporated by reference to the Statement of Additional Information for this Portfolio filed with the Securities and Exchange Commission pursuant to Rule 485(b) on October 20, 1997.



         The information required by Items 10 through 23 for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund - Sweep Shares, Schwab California Municipal Money Fund - Sweep Shares, Schwab New York Municipal Money Fund - Sweep Shares, Schwab Retirement Money Fund, Schwab Institutional Money Fund and Schwab Value Advantage Money Fund - Sweep Shares are hereby incorporated by reference to the joint Statement of Additional Information for these Portfolios, filed with the SEC pursuant to Rule 497(e) on November 17, 1997, dated April 30, 1997, as amended November 17, 1997.



         The information required by Items 10 through 23 for Schwab Florida Municipal Money Fund is hereby incorporated by reference to the Statement of Additional Information for this Portfolio filed with the Securities and Exchange Commission pursuant to Rule 485(a) on December 3, 1997.

                                     PART B


                              CROSS REFERENCE SHEET
                       STATEMENT OF ADDITIONAL INFORMATION
                     Schwab New Jersey Municipal Money Fund
                    Schwab Pennsylvania Municipal Money Fund


PART B                        STATEMENT OF ADDITIONAL INFORMATION
ITEM                                        CAPTION

10.  Cover Page                             Cover Page

11.  Table of Contents                      Cover Page

12.  General Information and History        General Information

13.  Investment Objectives and Policies     Investment Policies and Restrictions

14.  Management of the Fund                 Management of the Trust

15.  Control Persons and Principal
Holders of Securities                       General Information

16.  Investment Advisory and Other
Services                                    Management of the Trust

17.  Brokerage Allocation and Other
Practices                                   Portfolio Transactions and Turnover

18.  Capital Stock and Other Securities     General Information


19.  Purchase, Redemption and
Pricing of Securities Being Offered         Share Price Calculation; Purchase
                                            and Redemption of Shares

20.  Tax Status                             Distributions and Taxes

21.  Underwriters                           Management of the Trust

22.  Calculation of Performance Data        How the Funds Report Performance

23.  Financial Statements                   Not applicable

                       STATEMENT OF ADDITIONAL INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                 101 Montgomery Street, San Francisco, CA 94104

                     SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
                    SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

                                JANUARY 20, 1998


The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Prospectus dated January 20, 1998 (and as may be amended from time to time) for Schwab New Jersey Municipal Money Fund (the NJ
Fund) and Schwab Pennsylvania Municipal Money Fund (the PA Fund) (together the Funds).


         To obtain a copy of the Prospectus, call 1-800-435-4000 (1-800-345-2550 for TDD Users), or write to the Funds at 101 Montgomery Street, San Francisco, California 94104.




                                TABLE OF CONTENTS

                                                                            PAGE

INVESTMENT SECURITIES....................................................      2
INVESTMENT POLICIES AND RESTRICTIONS.....................................      5
MANAGEMENT OF THE TRUST..................................................      8
PORTFOLIO TRANSACTIONS AND TURNOVER......................................     13
DISTRIBUTIONS AND TAXES..................................................     14
SHARE PRICE CALCULATION..................................................     19
HOW THE FUNDS REPORT PERFORMANCE.........................................     19
GENERAL INFORMATION......................................................     21
PURCHASE AND REDEMPTION OF SHARES........................................     23
OTHER INFORMATION........................................................     23

                              INVESTMENT SECURITIES


MUNICIPAL SECURITIES. Municipal securities are securities issued by a state, its political subdivisions, agencies, authorities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.



Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The Funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the Funds attributable to interest on such bonds may not be tax exempt. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these Funds.



Municipal securities are generally classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities are typically secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities are typically payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.



Examples of municipal securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Funds may purchase other municipal securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The Funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.


The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.


The Investment Manager relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its tax status, to be purchased by a Fund.


MUNICIPAL LEASES. Municipal leases are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.



DELAYED-DELIVERY TRANSACTIONS. Each Fund may buy or sell securities on a delayed-delivery or when-issued bases. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the Fund until the security is delivered. If the Fund remains substantially fully invested at a time when delayed-delivery securities are outstanding, the Fund will set aside appropriate liquid assets in a notationally segregated custodial account to cover its purchase obligations.

When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or loses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could suffer losses.



ILLIQUID SECURITIES. Investments that cannot be sold or disposed of in the normal course of business within seven days at their approximate value will be considered illiquid. The Investment Manager determines the liquidity of a Fund's investments under the supervision and direction of the Board of Trustees. Investments currently considered illiquid include repurchase agreements not maturing within seven days, some restricted securities and municipal lease obligations.


VARIABLE AND FLOATING RATE SECURITIES. Some variable rate securities have a demand feature, which entitles the holder to resell the securities at a specified price and/or times. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a Fund. In addition, the Fund may only exercise its demand rights at certain times. The Fund could suffer losses in the event that the issuer defaults on its obligation. Synthetic variable or floating rate securities include tender option bonds.


TAXABLE SECURITIES. Under normal conditions, the Funds do not intend to invest in securities the interest on which is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the Funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.



U.S. GOVERNMENT SECURITIES. U.S. government securities are securities issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. Government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. government securities are among the safest securities, but they are still sensitive to interest rate changes, which will cause their yields to fluctuate.



ASSET-BACKED SECURITIES. Asset-Backed securities are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee. Asset-backed securities are subject to credit and prepayment risks. Currently, there are no tax-exempt Asset-Backed securities in the Funds.


Repayment of these is intended to be obtained from an identified pool of assets, typically receivables related to a particular industry, such an asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. Based on the primary characteristics of the various types of asset-backed securities, for purposes of each Fund's concentration policy, each of the Funds has selected the following asset-backed securities industries: credit card receivables, automobile receivables, trade receivables and diversified financial assets, and each Fund will limit its investments in each such industry to less than 25% of its total assets.


REPURCHASE AGREEMENTS. Repurchase agreements involve a Fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.


REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund sells portfolio securities to another party and simultaneously agrees to buy them back at an agreed-upon price and time. These agreements may increase the possibility of the Fund's NAV to fluctuate and may be viewed as a form of leveraging.


LENDING. Loans of portfolio securities made by a Fund will be fully collateralized with U.S. Government securities, letters of credit, cash and cash-equivalents, and will be marked-to-market daily.



QUALITY OF INVESTMENTS. The Funds will invest in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the Investment Manager pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities are rated within the highest category, and second tier securities are rated within the second highest category.


Should a security's high-quality rating change after purchase by a Fund, the Investment Manager would take such action, including no action, as determined to be in the best interest of the Fund by the Board of Trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

MATURITY OF INVESTMENTS. The Funds will purchase only short-term debt securities. Basically, a short-term security is a security that is deemed to mature within 397 days or less.


                      INVESTMENT POLICIES AND RESTRICTIONS

THE FOLLOWING INVESTMENT POLICIES AND RESTRICTIONS MAY BE CHANGED ONLY BY APPROVAL OF A MAJORITY OF A FUND'S SHAREHOLDERS. ALL OTHER INVESTMENT POLICIES AND RESTRICTIONS CONTAINED IN THE SAI MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL OR PRIOR NOTICE.

EACH FUND MAY NOT:

(1) lend or borrow money, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) pledge, mortgage or hypothecate any of its assets, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) issue senior securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) underwrite securities, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a Fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a Fund may only make loans if expressly permitted by its investment policies.


Concentration. The 1940 Act presently defines concentration as investing 25% or more of a Fund's total assets in an industry or group of industries, with certain exceptions. This means that the Funds currently may not purchase securities of any issuer (other than U.S. Government securities), if, as a result, 25% or more of its total assets would be invested in the securities of an issuer from a single industry or group of industries.


THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS.

EACH FUND MAY NOT:

(a) with respect to 75% of its total assets, purchase securities of any issuer (other than U.S. government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities.



(b) purchase second tier conduit securities of any issuer (other than securities subject to an unconditional demand feature issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer.



(c) purchase securities of other investment companies, except as permitted by the 1940 Act.



(d) borrow money except that the Fund may (i) borrow money from banks for temporary or emergency purposes and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the Fund will not purchase securities while borrowings represent more than 55 of its total assets.



(e) purchase of any issuer, securities if, as a result, more than 25% (other than obligations of, or guaranteed by the U.S. government, its agencies or instrumentalities) of its total assets would be invested in the securities of an issuer from a single industry or group of industries.



(f) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



(g) purchase securities of any issuer if, as a result, more than 10% of its net assets would be invested in illiquid securities.



(h) sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).



(i) purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

                             MANAGEMENT OF THE TRUST


OFFICERS AND TRUSTEES. The Officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and Charles Schwab Investment Management, Inc., the Investment Manager, are as follows:



                             POSITION WITH
NAME/DATE OF BIRTH           THE TRUST                 PRINCIPAL OCCUPATION
------------------           ---------                 --------------------
CHARLES R. SCHWAB*           Chairman and Trustee      Chairman, Co-Chief Executive Officer and
July 29, 1937                                          Director, The Charles Schwab Corporation;
                                                       Chairman, Chief Executive Officer and Director,
                                                       Charles Schwab Holdings, Inc.; Chairman
                                                       and Director, Charles Schwab & Co., Inc,
                                                       Charles Schwab Investment Management,
                                                       Inc., The Charles Schwab Trust Company,
                                                       and Schwab Retirement Plan Services,
                                                       Inc.; Chairman and Director (current board
                                                       positions), and Chairman (officer position)
                                                       until December 1995, Mayer & Schweitzer,
                                                       Inc. (a securities brokerage subsidiary of
                                                       The Charles Schwab Corporation); Director, The
                                                       Gap, Inc. (a clothing retailer), Transamerica
                                                       Corporation (a financial services organization),
                                                       AirTouch Communications (a telecommunications
                                                       company) and Siebel Systems (a software
                                                       company).

TOM  D. SEIP                                           Executive Vice President,  The Charles Schwab
February 15, 1950                                      Corporation; Enterprise President - International
                                                       and Mutual Funds, Charles Schwab & Co.,
                                                       Inc.; Chief Executive Officer, Charles Schwab
                                                       Investment Management, Inc.

DONALD F. DORWARD            Trustee                   Executive Vice President and Managing Director,
September 23, 1931                                     Grey Advertising.  From 1990 to 1996, Mr.
                                                       Dorward was President and Chief Executive
                                                       Officer, Dorward & Associates.  Dorward &
                                                       Associates is an advertising and
                                                       marketing/consulting firm.

ROBERT G. HOLMES             Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                           Semloh Financial, Inc.  Semloh Financial is an
                                                       international financial services and investment
                                                       advisory firm.


--------
* This Trustee is an "interested person" of the Trust.

DONALD R. STEPHENS           Trustee                   Managing Partner, D.R. Stephens & Co.
June 28, 1938                                          (investment banking).  Prior to 1995, Mr.
                                                       Stephens was Chairman and Chief Executive
                                                       Officer of North American Trust (a real
                                                       estate investment trust). Prior to 1992, Mr.
                                                       Stephens was Chairman and Chief Executive
                                                       Officer of the Bank of San Francisco.

MICHAEL W. WILSEY            Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                        Wilsey Bennett, Inc. (truck and air
                                                       transportation, real estate investment and
                                                       management, and investments).

TAI-CHIN TUNG                Treasurer and Principal   Vice President - Finance, Charles Schwab & Co.,
March 7, 1951                Financial Officer         Inc.; Controller, Charles Schwab Investment
                                                       Management, Inc.  From 1994 to 1996, Ms. Tung
                                                       was Controller for Robertson Stephens Investment
                                                       Management, Inc.  From 1993 to 1994, she was
                                                       Vice President of Fund Accounting, Capital
                                                       Research and Management Co.  Prior to 1993, Ms.
                                                       Tung was Senior Vice President of the Sierra
                                                       Funds and Chief Operating Officer of Great
                                                       Western Financial Securities.

WILLIAM J. KLIPP*            Executive Vice            Executive Vice President, SchwabFunds(R),
December 9, 1955             President, Chief          Charles Schwab & Co., Inc.; President and Chief
                             Operating Officer and     Operating Officer, Charles Schwab Investment
                             Trustee                   Management, Inc. Prior to 1993, Mr. Klipp was
                                                       Treasurer of Charles Schwab & Co., Inc. and
                                                       Mayer & Schweitzer, Inc.

STEPHEN B. WARD              Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                and Chief Investment      Officer, Charles Schwab Investment Management,
                             Officer                   Inc.

FRANCES COLE                 Secretary                 Senior Vice President, Chief Counsel, Chief
September 9, 1955                                      Compliance Officer and Assistant Corporate
                                                       Secretary, Charles Schwab Investment Management,
                                                       Inc.

--------
* This Trustee is an "interested person" of the Trust.

DAVID H. LUI                 Assistant Secretary       Vice President and Senior Counsel, Charles
October 14, 1960                                       Schwab Investment Management, Inc.  From 1991 to
                                                       1992, he was Assistant Secretary for the
                                                       Franklin Group of Mutual Funds and Assistant
                                                       Corporate Counsel for Franklin Resources, Inc.

KAREN L. SEAMAN              Assistant Secretary       Corporate Counsel, Charles Schwab Investment
February 27, 1968                                      Management, Inc.  From October 1994 to July
                                                       1996, she was an Attorney for Franklin
                                                       Resources, Inc.  Prior to 1994, Ms. Seaman was
                                                       an Attorney for The Benham Group.

MATTHEW O'TOOLE              Assistant Secretary       Corporate Counsel, Charles Schwab Investment
September 26, 1964                                     Management, Inc.  From November 1995 to April
                                                       1997, Mr. O'Toole was Assistant General Counsel
                                                       for Chancellor LGT Asset Management, Inc.  Prior
                                                       there to, Mr. O'Toole was Senior Counsel at the
                                                       U.S. Securities and Exchange Commission in
                                                       Washington, D.C.
AMY L. MAUK                  Assistant Secretary
January 5, 1969                                        Corporate Counsel, Charles Schwab Investment
                                                       Management, Inc.  From April 1995 to March 1997,
                                                       she was a Legal Product Manager for Fidelity
                                                       Investments.


Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                               COMPENSATION TABLE(1)


                                                   Pension or
                                                   Retirement            Estimated Annual
                                                   Benefits Accrued      Benefits Upon      Total
                             Aggregate             as Part of Fund       Retirement from    Compensation
Name of Person,              Compensation          Expenses from the     the Fund           from the Fund
Position                     from the Trust        Fund Complex(2)       Complex(2)         Complex(2)
---------------              --------------        ---------------       ----------         ----------


Charles R. Schwab,                 0                    N/A                   N/A                0
Chairman and Trustee

Timothy F. McCarthy,               0                    N/A                   N/A                0
President and Trustee

William J. Klipp,                  0                    N/A                   N/A                0
Executive Vice
President, Chief
Operating Officer and
Trustee

Donald F. Dorward,              $47,850                 N/A                   N/A             $83,950
Trustee

Robert G. Holmes,               $47,850                 N/A                   N/A             $83,950
Trustee

Donald R. Stephens,             $47,850                 N/A                   N/A             $83,950
Trustee

Michael W. Wilsey,              $47,850                 N/A                   N/A             $83,950
Trustee



        (1)    Figures are for the Trust's fiscal year ended December 31, 1996.



        (2) "Fund Complex" comprises all 31 funds of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, as of December 31, 1996.


                   ------------------------------------------


                       TRUSTEE DEFERRED COMPENSATION PLAN


         Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").


         As of the date of this SAI, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. If an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

         Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account, as of any date, will be equal to the value the Account would have had as of that date, if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund or SchwabFunds(R) selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, Schwab Investments and Schwab Capital Trust.

         Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds.

                               INVESTMENT MANAGER


         The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each Fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds(R), a family of 31 mutual funds with over $55 billion in net assets as of November 30, 1997. The Investment Manager is an affiliate of Schwab; the Trust's distributor and the shareholder services and transfer agent.



         The Advisory Agreement will continue in effect for one-year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority of the Fund's shareholders. In either event, the continuance also must be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the Fund's shareholders and will terminate automatically upon assignment.



         Pursuant to the Advisory Agreement, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.46% of each Fund's average daily net assets not in excess of $1 billion, 0.41% of such assets over $1 billion but not in excess of $2 billion and 0.40% of such assets over $2 billion.



         The Investment Manager and Schwab have voluntarily agreed to limit, or reimburse, if necessary, a Fund's total operating expenses to 0.65% of its average daily net assets.

                                    EXPENSES


         The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value per share (NAV); registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Funds on the basis of relative net assets at the time the expense is incurred, except that expenses directly attributable to a particular Fund or class of a Fund are charged to that Fund or class, respectively.


                                   DISTRIBUTOR


         Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of each Fund's shares. Each Fund pays the cost of its prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.


                          CUSTODIAN AND FUND ACCOUNTANT

         PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the Trust.

         PFPC, Inc., at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the Trust.

                     ACCOUNTANTS AND REPORTS TO SHAREHOLDERS


         The Trust's independent accountants audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and the Funds' federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Shareholders will be sent audited annual and unaudited semi-annual financial statements.


                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken principally to pursue the objective of the Funds in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute them.


         The Investment Manager, in effecting purchases and sales of portfolio securities for the account of a Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for a Fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.


         When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.



         The Trust expects that purchases and sales of portfolio securities usually will be principal transactions. Securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities.


         Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

         The investment decisions for each Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as a Fund. When two or more accounts managed by the Investment Manager have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a Fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the Investment Manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                               PORTFOLIO TURNOVER


         Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Fund's portfolio turnover rate for reporting purposes is expected to be zero.


                             DISTRIBUTIONS AND TAXES

                                  DISTRIBUTIONS


         On each day that the NAV of a Fund is determined ("Business Day"), that Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4 p.m. Eastern time) as a daily dividend to shareholders of record as of the last calculation of NAV prior to the declaration. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends normally will be reinvested monthly in full shares of the Fund at the NAV on the 15th day of each month, if a Business Day, otherwise on the next Business Day. If cash payment is requested, checks normally will be mailed on the Business Day following the reinvestment date. Each Fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within seven days.



         Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that Fund. If a Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward. It is not anticipated that either Fund will realize any long-term capital gains. Expenses of the Trust are accrued each day. Should the NAV of a Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and any unrealized gains and losses could affect the amount of the Fund's distributions.


                              FEDERAL INCOME TAXES


         It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.



         In order to qualify as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in certain hedging transactions and may limit the range of its investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, each Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exception), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

         If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) substantially all of its (i) ordinary income for such year; and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

         Any distributions declared by a Fund in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared. A Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.


         The Funds do not expect to realize any significant amount of long-term capital gain. However, any distributions of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Funds' shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.


         Each Fund may engage in investment techniques that may alter the timing and character of its income. Each Fund may be restricted in its use of these techniques by rules relating to its qualification as regulated investment companies.


         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


         As noted in the prospectus, exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax imposed by Section 55 of the Code (AMT) or the environmental tax imposed by Section 59A of the Code (environmental tax). The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT and the environmental tax may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to AMT and the environmental tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT and environmental tax.



         The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Funds also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.


         ADDITIONAL CONSIDERATIONS FOR NEW JERSEY AND PENNSYLVANIA FUNDS


         The NJ and PA Funds will each distribute all of their net investment income (including net short-term capital gain) to their respective shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have federal alternative minimum tax consequences.


         Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of a Fund to purchase sufficient amounts of tax-exempt securities to atisfy the Code's requirements for the payment of "exempt-interest dividends."


         Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the Funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.

                          NEW JERSEY TAX CONSIDERATIONS


         Under current law, investors in the NJ Fund will not be subject to the New Jersey Gross Income Tax on distributions from the Fund attributable to interest income from (and net gain, if any, from the disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company with the Securities and Exchange Commission; 2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Securities or Federal Securities at the close of each quarter of the tax year; 3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and 4) complying with certain continuing reporting requirements.

         However, in COLONIAL TRUST III AND INVESTMENT COMPANY INSTITUTE V. DIRECTOR, DIVISION OF TAXATION, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States Government from a mutual fund that did not meet the requirements to be a qualified investment fund.

         For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Municipal Securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

         Gain on the disposition of Shares is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for qualified investment fund set forth above.

                         PENNSYLVANIA TAX CONSIDERATIONS


         For purposes of the Pennsylvania Personal Income Tax and Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the PA Fund from its investments in Pennsylvania Municipal Securities or Federal Securities are not taxable. Distributions by the PA Fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.



         Distributions paid by the PA Fund, which are excludable as exempted income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the PA Fund attributable to interest received by the Fund from its investments in Pennsylvania Municipal Securities and Federal Securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the PA Fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that Fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Fund attributable to its investments in Pennsylvania Municipal Securities and Federal Securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock or franchise tax.




         The PA Fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the PA Fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.


                             SHARE PRICE CALCULATION


         Each Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable NAV of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the NAV calculated by reference to market values and a Fund's NAV of $1.00, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.



         If a Fund's NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the NAV at $1.00.


                        HOW THE FUNDS REPORT PERFORMANCE

         The historical performance of the Funds may be shown in the form of total return, yield and effective yield. These measures of performance are described below.

                                  TOTAL RETURN

         Standardized Total Return. Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, each Fund assumes the reinvestment of all distributions at NAV on applicable reinvestment dates.

         Nonstandardized Total Return. Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.


         In addition, an after-tax total return for a Fund may be calculated by taking the Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of the Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.



         Each Fund also may report the percentage of the Fund's standardized or non-standardized total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates before redemption of Fund shares). This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.



         Each Fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.


                                      YIELD


         A Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated in each seven-day period over an annual period, and is shown as a percentage of the investment.


                                 EFFECTIVE YIELD


         A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                              TAX-EQUIVALENT YIELD


         The tax equivalent yield for the Funds is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6%and New Jersey income taxes at a rate of 6.37% and Pennsylvania income taxes at a rate of 2.8%.)


         Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

         The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

                               GENERAL INFORMATION


         The Trust is an open-end investment management company organized as a Massachusetts business trust on October 20, 1989. Currently, there are twelve Funds of the Trust: Schwab Money Market Fund, Schwab Government Money Fund, Schwab Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund, Schwab Retirement Money Fund, Schwab New York Municipal Money Fund, Schwab California Municipal Money Fund, Schwab Government Cash Reserves, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund. The Declaration of Trust permits the Trustees to create additional Funds. There is a remote possibility that one fund might become liable for a misstatement in the prospectus or SAI about another fund. The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees, if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determination of whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.


         Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.



         The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.



         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.


         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES


         As of January 1, 1998, no person owns of record directly or beneficially 5% of either Fund's shares.



         In addition, as of January 1, 1998, the officers and Trustees of the Trust, as a group, owned less than 1% of each Fund's outstanding voting securities.


                        PURCHASE AND REDEMPTION OF SHARES


         The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of a Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.


                                OTHER INFORMATION


         The Prospectus and SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and the SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and SAI form a part, each such statement being qualified in all respects by such reference.

         THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                                     PART C

                                OTHER INFORMATION


                                January 20, 1998


                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 24.               Financial Statements and Exhibits.

   (a)      Financial Statements:

         (1) Financial statements and financial highlights included in the Annual Report for Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the Investment Company Act of 1940 ("1940 Act"), and are incorporated herein by reference.

         (2) Financial statements and financial highlights included in the Annual Report for Schwab Municipal Money Fund - Value Advantage Shares, Schwab California Municipal Money Fund Value Advantage Shares and Schwab New York Municipal Money Fund - Value Advantage Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

         (3) Financial statements and financial highlights included in the Annual Report for Schwab New York Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

         (4) Financial statements and financial highlights included in the Annual Report for Schwab California Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

         (5) Financial statements and financial highlights included in the Annual Report for Schwab Municipal Money Fund - Sweep Shares for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

         (6) Financial statements and financial highlights included in the Annual Report for Schwab Value Advantage Money Fund - Investor Shares (formerly known as Schwab Value Advantage Money Fund) for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

         (7) Financial statements and financial highlights included in the Annual Report for Schwab Retirement Money Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

         (8) Financial statements and financial highlights included in the Annual Report for Schwab Institutional Advantage Money Fund for the fiscal year ended December 31, 1996, are incorporated by reference into the SAI, were filed on March 6, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Exhibits:

         (1) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

         (2) Amended and Restated By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996.

         (3)      Inapplicable.

         (4)      (a)      Article III, Sections 4 and 5; Article IV, Section 1;
                           Article V; Article VI, Section 2; Article VIII,
                           Section 4; and Article IX, Sections 1, 4 and 7 of the
                           Agreement and Declaration of Trust are incorporated by reference to Exhibit (1) to Post-Effective
                           Amendment No. 19 to Registrant's Registration
                           Statement on Form N-1A, filed on June 6, 1995.

                  (b) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996.

         (5)      (a)      Investment Advisory and Administration Agreement
                           between Registrant and Charles Schwab Investment
                           Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab
                           Government Money Fund and Schwab Municipal Money
                           Fund, dated May 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 29.

                  (b) Schedule A to the Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated May 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 27.

                  (c) Schedule B to the Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the "Investment Manager") with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated May 1, 1997, was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 27.

                  (d) Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab Government Cash Reserves Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, dated June 15, 1995, was electronically filed and is incorporated herein by reference to Exhibit (5)(d) to Post-Effective Amendment No. 27.


                  (e) Form of Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1995, is electronically filed herein as Exhibit (5)(e).



                  (f) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1995, was electronically filed and is incorporated herein by reference to Exhibit (5)(f) to Post-Effective Amendment No. 27.


                  (g) Schedule C to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money

                           Fund, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1995, was electronically filed and is incorporated herein by reference to Exhibit (5)(g) to Post-Effective Amendment No. 27.



                  (h) Form of Schedule D to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund, dated June 15, 1995, is electronically filed herein as Exhibit (5)(h).


         (6)      (a)      Distribution Agreement between Registrant and Charles
                           Schwab & Co., Inc. ("Schwab"), dated June 15, 1995, is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 13 to Registrant's
                           Registration Statement on Form N-1A, filed on June
                           29, 1995.

                  (b) Form of Amended Schedule to the Distribution Agreement between Registrant and Schwab referred to at Exhibit (6)(a) above is electronically filed herein as Exhibit (6)(b).

         (7)               Inapplicable.

         (8)      (a)      Accounting Services Agreement between Registrant and
                           PFPC Inc. (formerly, Provident Financial Processing
                           Corporation) dated April 8, 1991 is incorporated by reference to Exhibit (8)(c) to Post-Effective
                           Amendment No. 5 to Registrant's Registration
                           Statement on Form N-1A, filed on December 10, 1991.


                  (b) Form of Amended Schedule B to the Accounting Services Agreement referred to at Exhibit (8)(a) above is electronically filed herein as Exhibit (8)(b).


                  (c) Amendment Nos. 1 and 2 to the Accounting Services Agreement referred to at Exhibit (8)(a) above are incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996.

                  (d) Amended and Restated Transfer Agency Agreement between Registrant and Schwab dated June 5, 1995 is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

                  (e) Form of Amended Schedule A and Form of Amended Schedule C to the Amended and Restated Transfer Agency Agreement referred to at Exhibit (8)(d) above are electronically filed herein as Exhibit (8)(e).

                  (f) Shareholder Service Agreement between Registrant and Schwab dated May 1, 1993 is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on September 28, 1993.

                  (g) Amended Schedules to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit (8)(f) above are incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995.

                  (h) Form of Amended Schedules to the Shareholder Service Agreement referred to at Exhibit (8)(f) above is electronically filed herein as Exhibit (8)(h).

                  (i) Custodian Services Agreement between Registrant and PNC Bank, N.A. (formerly, Provident National Bank) dated April 8, 1991 is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed on December 10, 1991.

                  (j) Form of Amended Schedule A to the Custodian Services Agreement referred to at Exhibit (8)(i) above is electronically filed herein as Exhibit (8)(j).

                  (k) Amendment Nos. 1 and 2 to the Custodian Services Agreement referred to at Exhibit (8)(i) above are incorporated by reference to Exhibit (8)(i) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996.

         (9)               Inapplicable.


         (10) Opinion of Ropes & Gray as to legality of the securities being registered is electronically filed herein as Exhibit (10).



         (11)              Inapplicable.



         (12)     (a)      Purchase Agreement between Registrant and Schwab
                           relating to the Schwab U.S. Treasury Money Fund is incorporated by reference to Exhibit (13)(a) to Post-Effective Amendment No. 5 to Registrant's
                           Registration Statement on Form N-1A, filed on
                           December 10, 1992.



         (13)     (b)      Purchase Agreement between Registrant and Schwab
                           relating to the Schwab Value Advantage Money Fund is incorporated by reference to Exhibit (13)(b) to Post-Effective Amendment No. 6 to Registrant's
                           Registration Statement on Form N-1A, filed on March
                           3, 1992.


                  (c) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab

                           Institutional Advantage Money Fund(R) is incorporated by reference to Exhibit (13)(c) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed on December 1, 1993.

                  (d) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated by reference to Exhibit (13)(d) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995.

                  (e) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(e) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

                  (f) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(f) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.

                  (g) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(g) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995.


                  (h) Form of Purchase Agreement between Registrant and Schwab relating to the Schwab Government Cash Reserves Fund was electronically filed and is incorporated herein by reference as Exhibit (13)(h) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A, filed on August 6, 1997.


                  (i) Form of Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is electronically filed herein as Exhibit
                           (13)(i).

                  (j) Form of Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is electronically filed herein as Exhibit
                           (13)(j).


                  (k) Form of Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund was electronically filed and is incorporated by reference as Exhibit (13)(k) to Post-Effective Amendment No. 31 to Registrant's Registration Statement on form N-1A, filed on December 3, 1997.


                  (a) Model Charles Schwab & Co., Inc. Individual Retirement Plan is incorporated by reference to Exhibit (14)(a) to Post-Effective

                           Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.


         (14)     (b)      Model Charles Schwab & Co., Inc. KEOGH Plan is
                           incorporated by reference to Exhibit (14)(b) to Post-Effective Amendment No. 14 to Registrant's
                           Registration Statement on Form N-1A, filed on August
                           25, 1995.



         (14)              Inapplicable.



         (15)     (a)      Performance Calculations for Schwab Money Market
                           Fund, Schwab Government Money Fund, Schwab Municipal
                           Money Fund, Schwab California Municipal Money Fund and Schwab U.S. Treasury Money Fund are incorporated by reference to Exhibit (16) to Post-Effective
                           Amendment No. 6 to Registrant's Registration
                           Statement on Form N-1A, filed on March 3, 1992.



         (16)     (b)      Performance Calculations for Schwab Value Advantage
                           Money Fund are incorporated by reference to Exhibit
                           (16) to Post-Effective Amendment No. 7 to
                           Registrant's Registration Statement on Form N-1A, filed on August 7, 1992.


                  (c) Performance Calculations for Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed on April 6, 1995.

                  (d) Performance Calculations for Schwab New York Municipal Money Fund-Sweep Shares are incorporated by reference to Exhibit (16)(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995.


         (17)     (a)      Financial Data Schedule for Schwab Money Market Fund
                           is filed herewith.



                  (b) Financial Data Schedule for Schwab Government Money Fund is filed herewith.



                  (c) Financial Data Schedule for Schwab Municipal Money Fund-Sweep Shares is filed herewith.



                  (d) Financial Data Schedule for Schwab Municipal Money Fund-Value Advantage Shares is filed herewith.



                  (e) Financial Data Schedule for Schwab California Municipal Money Fund-Sweep Shares is filed herewith.



                  (f) Financial Data Schedule for Schwab California Municipal Money Fund-Value Advantage Shares is filed herewith.



                  (g) Financial Data Schedule for Schwab U.S. Treasury Money Fund is filed herewith.



                  (h) Financial Data Schedule for Schwab Value Advantage Money Fund-Investor Shares is filed herewith.

                  (i) Financial Data Schedule for Schwab Institutional Advantage Money Fund(R) is filed herewith.


                  (j) Financial Data Schedule for Schwab Retirement Money Fund(R) is filed herewith.


                  (k) Financial Data Schedule for Schwab New York Municipal Money Fund-Sweep Shares is filed herewith.


                  (l) Financial Data Schedule for Schwab New York Municipal Money Fund-Value Advantage Shares is filed herewith.


         (18) Form of Amended and Restated Multiple Class Plan of Registrant is incorporated by reference to Exhibit
                           (18) to Post-Effective Amendment No. 25 to
                           Registrant's Registration Statement on Form N-1A, filed on February 21, 1997.


         Item 25.          Persons Controlled by or under Common Control with
                           Registrant.

                           Schwab Investments, Schwab Capital Trust, and Schwab
Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

      Item 26.             Number of Holders of Securities.


                           As of January 1, 1998, the number of record holders
of shares of beneficial interest for the series of Registrant was:



   Title of Class                                                             Number of Record Holders
   --------------                                                             ------------------------
   Schwab Money Market Fund                                                   1 (for the benefit of 2,194,337
   Schwab Government Money Fund                                               1 (for the benefit of 127,095
   Schwab U.S. Treasury Money Fund                                            1 (for the benefit of 67,874
   Schwab Municipal Money Fund-Sweep Shares                                   1 (for the benefit of 148,156
   Schwab Municipal Money Fund-Value Advantage Shares                         1 (for the benefit of 4,587
   Schwab California Municipal Money Fund-Sweep Shares                        1 (for the benefit of 59,437
   Schwab California Municipal Money Fund-Value Advantage Shares              1 (for the benefit of 3,763
   Schwab Value Advantage Money Fund-Investor Shares                          1 (for the benefit of 124,205
   Schwab Retirement Money Fund(R)                                            1 (for the benefit of 1,008
   Schwab Value Advantage Money Fund-Sweep Shares                             0 (for the benefit of  [         ]
   Schwab Institutional Advantage Money Fund(R)                               1 (for the benefit of 496
   Schwab New York Municipal Money Fund-Sweep Shares                          1 (for the benefit of 12,966
   Schwab New York Municipal Money Fund-Value Advantage Shares                1 (for the benefit of 746
   Schwab Government Cash Reserves Fund                                       0 (for the benefit of  [         ]

   Schwab New Jersey Municipal Money Fund                                     0 (for the benefit of  [         ]
   Schwab Pennsylvania Municipal Money Fund                                   0 (for the benefit of  [         ]
   Schwab Florida Municipal Money Fund                                        0 (for the benefit of  [         ]



         Item 27.      Indemnification.



                       Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.



                       Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


      Item 28.         Business and Other Connections of Investment Manager.



                       (a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) captioned "Management of the Fund(s);" the section of the Prospectuses for Schwab Value Advantage Money Fund, Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund-Value Advantage Shares captioned "Organization and Management of the Fund(s);" and the section of the Statements of Additional Information captioned "Management of the Trust."

                       Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

                       (b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:


  Name and Position
   with Registrant              Name of Company                                    Capacity
----------------------------    ------------------------------------------         ----------------------------------
  Karen W. Chang                Charles Schwab & Co., Inc.                         Enterprise President

  John P. Coghlan               Charles Schwab & Co., Inc.                         Enterprise President

                                The Charles Schwab Corporation                     Executive Vice President

                                The Charles Schwab Trust Company                   President, Chief Executive
                                                                                   Officer and Director

                                Schwab Retirement Plan Services, Inc.              Director

  Frances Cole,                 Charles Schwab Investment Management, Inc.         Senior Vice President, Chief
  Secretary                                                                        Counsel, Chief Compliance Officer
                                                                                   and Assistant Corporate Secretary

  Linnet F. Deily               Charles Schwab & Co., Inc.                         Enterprise President

  Christopher V. Dodds          Charles Schwab & Co., Inc.                         Controller and Senior Vice
                                                                                   President

                                The Charles Schwab Corporation                     Treasurer and Senior Vice
                                                                                   President

  Name and Position
   with Registrant              Name of Company                                    Capacity
----------------------------    ------------------------------------------         ----------------------------------
                                Mayer & Schweitzer, Inc.                           Treasurer

  Carrie Dwyer                  Charles Schwab & Co., Inc.                         Executive Vice President

  Wayne W. Fieldsa              Charles Schwab & Co., Inc.                         Executive Vice President

  Lon Gorman                    Charles Schwab & Co., Inc.                         Enterprise President

  James M. Hackley              Charles Schwab & Co., Inc.                         Executive Vice President

  Cynthia K. Holbrook           The Charles Schwab Corporation                     Assistant Corporate Secretary

                                Charles Schwab  & Co., Inc.                        Assistant Corporate Secretary

                                Charles Schwab Investment Management, Inc.         Corporate Secretary

                                The Charles Schwab Trust Company                   Assistant Corporate Secretary

                                Mayer & Schweitzer                                 Secretary

  Colleen M. Hummer             Charles Schwab & Co., Inc.                         Senior Vice President

  William J. Klipp,             Charles Schwab & Co., Inc.                         Executive Vice President
  Trustee, Executive Vice
  President and Chief
  Operating Officer

                                Charles Schwab Investment Management, Inc.         President and Chief Operating
                                                                                   Officer

  Daniel O. Leemon              The Charles Schwab Corporation                     Executive Vice President

                                Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                   Chief Strategy Officer

  Dawn G. Lepore                Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                   Chief Information Officer

                                The Charles Schwab Corporation                     Executive Vice President and
                                                                                   Chief Information Officer


  David H. Lui,                 Charles Schwab Investment Management, Inc.         Vice President and Senior Counsel
  Assistant Secretary

  Susanne D. Lyons              Charles Schwab & Co., Inc.                         Enterprise President

  Name and Position
   with Registrant              Name of Company                                    Capacity
----------------------------    ------------------------------------------         ----------------------------------
  Amy L. Mauk                   Charles Schwab Investment Management, Inc.         Corporate Counsel
  Assistant Secretary

  Timothy F. McCarthy           Charles Schwab & Co., Inc.                         President and Chief Operating
                                                                                   Officer

                                The Charles Schwab Corporation                     Executive Vice President

                                Jardine Fleming Unit Trusts Ltd.                   Chief Executive Officer until
                                                                                   October 1995

                                Fidelity Investment Advisor Group                  President until 1994

                                Mayer & Schweitzer, Inc.                           Director

  Peter J. McIntosh             Charles Schwab & Co., Inc.                         Executive Vice President

  Matthew M. O'Toole,           Charles Schwab Investment Management, Inc.         Corporate Counsel
  Assistant Secretary

  David S. Pottruck             Charles Schwab & Co., Inc.                         Chief Executive Officer and
                                                                                   Director

                                The Charles Schwab Corporation                     President, Co-Chief Executive
                                                                                   Officer, Chief Operating Officer
                                                                                   and Director

                                Schwab Holdings, Inc.                              Director

                                Schwab Retirement Plan Services, Inc.              Director

                                Charles Schwab Limited                             Director

                                Charles Schwab Investment Management, Inc.         Director

                                Mayer & Schweitzer, Inc.                           Director

                                Performance Technologies, Inc.                     Director

                                Schwab (SIS) Holdings, Inc. I                      President, Chief Operating
                                                                                   Officer and Director

                                Schwab International Holdings, Inc.                President, Chief Operating
                                                                                   Officer and Director

  Ronald W. Readmond            Charles Schwab & Co., Inc.                         Vice Chairman and Director

  Name and Position
   with Registrant              Name of Company                                    Capacity
----------------------------    ------------------------------------------         ----------------------------------
                                                                                   until January 1996; Senior
                                                                                   Executive Vice President and
                                                                                   Chief Operating Officer until
                                                                                   January 1995

                                The Charles Schwab Corporation                     Executive Vice President until
                                                                                   January 1996; Senior Executive
                                                                                   Vice President until January 1995

                                Mayer & Schweitzer, Inc.                           Director until January 1996

  Gideon Sasson                 Charles Schwab & Co., Inc.                         Enterprise President

  Beth Sawi                     The Charles Schwab Corporation                     Executive Vice President

                                Charles Schwab & Co., Inc.                         Executive Vice President until
                                                                                   December 1997
  Steven L. Scheid              Charles Schwab & Co., Inc.                         Executive Vice President, Chief
                                                                                   Financial Officer and Director

                                The Charles Schwab Corporation                     Executive Vice President and
                                                                                   Chief Financial Officer

                                Schwab Holdings, Inc.                              Executive Vice President, Chief
                                                                                   Financial Officer and Director

                                Charles Schwab Investment Management, Inc.         Chief Financial Officer and
                                                                                   Director

                                The Charles Schwab Trust Company                   Chief Financial Officer and
                                                                                   Director

                                Charles Schwab Limited                             Finance Officer and Director

                                Schwab Retirement Plan Services, Inc.              Director

                                Performance Technologies, Inc.                     Director

                                Mayer & Schweitzer, Inc.                           Director

                                Schwab (SIS) Holdings, Inc. I                      Chief Financial Officer and
                                                                                   Director

                                Schwab International Holdings, Inc.                Chief Financial Officer and
                                                                                   Director

  Name and Position
   with Registrant              Name of Company                                    Capacity
----------------------------    ------------------------------------------         ----------------------------------
  Charles R. Schwab,            Charles Schwab & Co., Inc.                         Chairman and Director
  Chairman and Trustee
                                The Charles Schwab Corporation                     Chairman, Co-Chief Executive
                                                                                   Officer and Director

                                Schwab Holdings, Inc.                              Chairman, Chief Executive Officer
                                                                                   and  Director

                                Charles Schwab Investment Management, Inc.         Chairman and Director

                                The Charles Schwab Trust Company                   Chairman and Director

                                Mayer & Schweitzer, Inc.                           Chairman and Director

                                Schwab Retirement Plan Services, Inc.              Chairman and Director

                                Charles Schwab Limited                             Chairman, Chief Executive Officer
                                                                                   and Director

                                Performance Technologies, Inc.                     Chairman and Director

                                TrustMark, Inc.                                    Chairman and Director

                                Schwab (SIS) Holdings, Inc. I                      Chairman, Chief Executive Officer
                                                                                   and Director

                                Schwab International Holdings, Inc.                Chairman, Chief Executive Officer
                                                                                   and Director

                                The Gap, Inc.                                      Director

                                Transamerica Corporation                           Director

                                AirTouch Communications                            Director

                                Siebel Systems                                     Director

  Karen L. Seaman,              Charles Schwab Investment Management, Inc.         Corporate Counsel
  Assistant Secretary

  Tom D. Seip                   Charles Schwab & Co., Inc.                         Enterprise President

                                The Charles Schwab Corporation                     Executive Vice President

                                Charles Schwab Investment Management, Inc.         Chief Executive Officer

  Name and Position
   with Registrant              Name of Company                                    Capacity
----------------------------    ------------------------------------------         ----------------------------------
  Leonard Short                 Charles Schwab & Co., Inc.                         Executive Vice President

  Lawrence J. Stupski           Charles Schwab & Co., Inc.                         Director until February 1995;
                                                                                   Vice Chairman until August 1994

                                The Charles Schwab Corporation                     Vice Chairman and Director; Chief
                                                                                   Operating Officer until March 1994


                                Mayer & Schweitzer, Inc.                           Director until February 1995


                                The Charles Schwab Trust Company                   Director until December 1996


  Mary B. Templeton             Charles Schwab Investment Management, Inc.         Assistant Corporate Secretary
                                                                                   until September 1997


                                The Charles Schwab Corporation                     Senior Vice President, General
                                                                                   Counsel and Corporate Secretary
                                                                                   until September 1997


                                Charles Schwab  & Co., Inc.                        Senior Vice President, General
                                                                                   Counsel and Corporate Secretary
                                                                                   until September 1997


                                Mayer & Schweitzer                                 Assistant Corporate Secretary
                                                                                   until September 1997


                                The Charles Schwab Trust Company                   Assistant Corporate Secretary
                                                                                   until February 1996 until
                                                                                   September 1997


  Tai-Chin Tung,                Charles Schwab & Co., Inc.                         Vice President
  Treasurer and Principal
  Financial Officer

                                Charles Schwab Investment Management, Inc.         Controller

                                Robertson Stephens Investment Management, Inc.     Controller until 1996

  Luis E. Valencia              Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                   Chief Administrative Officer

                                The Charles Schwab Corporation                     Executive Vice President and
                                                                                   Chief Administrative Officer

  Name and Position
   with Registrant              Name of Company                                    Capacity
----------------------------    ------------------------------------------         ----------------------------------
                                Commercial Credit Corporation                      Managing Director until February
                                                                                   1994

  Stephen B. Ward,              Charles Schwab Investment Management, Inc.         Senior Vice President and Chief
  Senior Vice President and                                                        Investment Officer
  Chief Investment Officer



Item 29.       Principal Underwriters.


                       (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                       (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                       (c)  Not applicable.


Item 30.       Location of Accounts and Records.


                       All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).

Item 31.       Management Services.

               Not applicable.

      Item 32.         Undertakings.

                       (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section
(16) of the 1940 Act.

                       (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                       (c) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the commencement of the Fund's operations.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 32 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Colombia on the 20th day of January, 1998.



                               THE CHARLES SCHWAB FAMILY OF FUNDS
                               Registrant

                               Charles R. Schwab*
                               --------------------------------
                               Charles R. Schwab, Chairman


                  Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 20th day of January, 1998.



Signature                              Title


Charles R. Schwab*                     Chairman and Trustee
---------------------------
Charles R. Schwab


Tom D. Seip*                           President and Trustee
---------------------------
Tom D. Seip



William J. Klipp*                      Executive Vice President, Trustee and
---------------------------
William J. Klipp                       Chief Operating Officer


Donald F. Dorward*                     Trustee
---------------------------
Donald F. Dorward


Robert G. Holmes*                      Trustee
---------------------------
Robert G. Holmes


Donald R. Stephens*                    Trustee
---------------------------
Donald R. Stephens


Michael W. Wilsey*                     Trustee
---------------------------
Michael W. Wilsey


Tai-Chin Tung*                         Treasurer and Principal Financial Officer
---------------------------
Tai-Chin Tung


*By:    /s/ Alan G. Priest
      --------------------------------------
        Alan G. Priest,  Attorney-in-Fact
        pursuant to Powers of Attorney previously filed.

                                 EXHIBITS INDEX



Exhibit        Description
-------        -----------
(5)(e)         Form of Schedule A to the Investment Advisory Agreement

(5)((h)        Form of Schedule D to the Investment Advisory Agreement

(6)(b)         Form of Amended Schedule to the Distribution Agreement

(8)(b)         Form of Amended Schedule B to the Accounting Services Agreements

(8)(e)         Form of Amended Schedule A and Form of Amended Schedule C to the
               Amended and Restated Transfer Agency Agreement

(8)(h)         Form of Amended Schedule A and Form of Amended Schedule C to the
               Shareholder Service Agreement

(8)(j)         Form of Amended Schedule A to the Custodian Services Agreement

(10)           Opinion of Ropes & Gray

(13)(i)        Form of Purchase Agreement

(13)(j)        Form of Purchase Agreement

(17)(a)        Financial Data Schedule for Schwab Money Market Fund

(17)(b)        Financial Data Schedule for Schwab Government Money Fund

(17)(c)        Financial Data Schedule for Schwab Municipal Money Fund-Sweep
               Shares

(17)(d)        Financial Data Schedule for Schwab Municipal Money Fund-Value
               Advantage Shares

(17)(e)        Financial Data Schedule for Schwab California Municipal Money
               Fund-Sweep Shares

(17)(f)        Financial Data Schedule for Schwab California Municipal Money
               Fund-Value Advantage Shares

(17)(g)        Financial Data Schedule for Schwab U.S. Treasury Money Fund

               Money Fund

(17)(h)        Financial Data Schedule for Schwab Value Advantage Money
               Fund-Investor Shares

(17)(i)        Financial Data Schedule for Schwab Institutional Advantage Money
               Fund(R)

(17)(j)        Financial Data Schedule for Schwab Retirement Money Fund(R)

(17)(k)        Financial Data Schedule for Schwab New York Municipal Money
               Fund-Sweep Shares

(17)(l)        Financial Data Schedule for Schwab New York Municipal Money
               Fund-Value Advantage Shares